BORROWINGS - Corporate Borrowings Change in the Unamortized Financing Fees of Corporate Borrowings (Details) - Corporate borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (10)	$ (10)
Additional financing fees	(3)	(1)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$ (12)	$ (10)